INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021	Jan. 02, 2020	Dec. 28, 2019
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets, Capital Loss Carryforwards		$ 7,531	$ 9,467
Deferred tax assets, capital loss carryforwards expiration beginning year		2023
Deferred Tax Assets, Tax Credit Carryforwards, General Business		$ 76	$ 76
Tax Credit Carryforward, Limitations on Use			As a result of the CARES Act the limitation has been increased to 50% for tax years 2019 and 2020.
Tax cuts and jobs act of 2017 disallowed interest, limitation		24,232
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 559
Unrecognized Tax Benefits		697	656	$ 697	$ 674
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 18,720		$ 16,915
Operating loss carryforwards expiration beginning year			2029
Operating loss carryforward decrease			$ 7,220
Domestic Tax Authority [Member] | Expire in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			380
Domestic Tax Authority [Member] | Limitation on Taxable Income [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			4,275
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 60,793	62,174
Operating loss carryforwards expiration beginning year		2022
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 5,035	$ 2,990